As filed with the Securities and Exchange Commission on October 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Item 1. Schedule of Investments.

The Jensen Portfolio
SCHEDULE OF INVESTMENTS
August 31, 2004
(Unaudited)

Number of Shares		Market Value
	COMMON STOCK 98.98%
	Advertising Agencies 4.86%
1,743,500	Omnicom Group Inc.	$119,970,235

	Banks 4.19%
2,287,000	State Street Corporation	103,235,180

	Beverages 6.66%
1,705,000	The Coca-Cola Company	76,230,550
1,762,000	PepsiCo, Inc.	88,100,000
		164,330,550

	Computer Software Services 6.09%
2,126,000	Automatic Data Processing, Inc.	84,551,020
2,216,000	Paychex, Inc.	65,748,720
		150,299,740

	Drugs 7.46%
1,346,000	Merck & Co. Inc.	60,529,620
3,783,000	Pfizer Inc.	123,590,610
		184,120,230

	Electrical Equipment 10.09%
2,011,000	Emerson Electric Co.	125,184,750
3,776,000	General Electric Company	123,815,040
		248,999,790

	Financial Services 5.02%
5,126,000	MBNA Corporation	123,741,640

	Healthcare Products 4.11%
1,743,000	Johnson & Johnson	101,268,300

	Household Products 11.38%
1,664,000	The Clorox Company	87,925,760
1,512,500	Colgate-Palmolive Company	81,675,000
1,987,000	The Proctor & Gamble Company	111,212,390
		280,813,150

	Industrial Services 3.68%
3,719,000	Equifax Inc.	90,743,600

	Medical Supplies 17.11%
2,447,000	Abbott Laboratories	102,015,430
1,925,000	Medtronic, Inc.	95,768,750
1,232,000	Patterson Companies, Inc. #	90,219,360
2,960,000	Stryker Corporation	134,088,000
		422,091,540

	Newspapers 4.38%
1,274,500	Gannett Co., Inc.	107,950,150

	Office Equipment 4.76%
1,425,000	3M Co.	117,363,000

	Precision Instruments 1.33%
713,000	Dionex Corporation #	32,840,780

	Publishing 3.74%
1,219,500	The McGraw-Hill Companies, Inc.	92,352,735

	Thrift Industry 4.12%
1,365,000	Fannie Mae	101,624,250

	Total Common Stock (Cost $2,271,315,865)	2,441,744,870

Principal Amount		Market Value
	SHORT-TERM INVESTMENTS 1.01%
	Commercial Paper 1.01%
$25,005,000	American Express, 0.00%, 9/1/04	$25,005,000

	Variable Rate Notes* 0.00%
22,897	Wisconsin Corporate Central Credit Union, 0.77%	22,897

	Total Short-Term Investments (Cost $25,027,897)	25,027,897

	Total Investments 99.99% (Cost $2,296,343,762)	2,466,772,767

	Other Assets Less Liabilities 0.01%	83,920

	NET ASSETS 100.00%	$2,466,856,687

	# Non-income producing security.
	* Variable rate demand notes are considered short-term obligations
	and are payable on demand. Interest rates change periodically
	on specified dates. The rates shown are as of August 31, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

CERTIFICATION

I, Gary Hibler, certify that:

1.	I have reviewed this report on Form N-Q of The Jensen Portfolio, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 10/26/04	/s/ Gary Hibler
Gary Hibler President

CERTIFICATION

I, Brian Ferrie, certify that:

1.	I have reviewed this report on Form N-Q of The Jensen Portfolio, Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: 10/26/04	/s/ Brian Ferrie
Brian Ferrie Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title)_/s/ Gary Hibler
Gary Hibler, President

Date 10/26/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary Hibler
Gary Hibler, President

Date     10/26/04

By (Signature and Title)* /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date    10/26/04

* Print the name and title of each signing officer under his or her signature.